Summary of Significant Accounting Policies - Leases (Details) - 12 months ended Aug. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
ROU Asset	¥ 1,481,196	$ 216,315
Total lease liabilities	1,412,191	206,237
Prepaid rent balances	81,354
Operating lease liabilities-current	483,056	$ 70,545
ASU 2016-02 | Adjustment
ROU Asset	1,632,236
Total lease liabilities	¥ 1,550,882